Condensed Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2020 $ / shares shares
Common stock par or stated value per share | $ / shares	$ 0.000001
Common stock shares authorized	241,883,501
Common stock shares issued	47,713,169
Common stock, Shares outstanding	47,713,169
Redeemable Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share | $ / shares	$ 0.000001
Temporary equity, shares authorized	152,353,768
Temporary equity, shares issued	135,225,157
Temporary equity, shares outstanding	135,225,157
Founders Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share | $ / shares	$ 0.000001
Temporary equity, shares authorized	6,591,055
Temporary equity, shares issued	3,993,432
Temporary equity, shares outstanding	3,993,432